Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 839,757	¥ 884,979
Accrued benefit cost	(65,690)	(64,735)
Domestic, Japan [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,821,794	1,793,848
Service cost	48,352	47,064
Interest cost	13,504	14,383
Acquisitions / Divestitures	(160)	(29)
Actuarial loss (gain)	43,527	49,678
Benefits paid	(66,539)	(67,913)
Lump-sum payment	(18,594)	(15,237)
Benefit obligation at end of fiscal year	1,841,884	1,821,794	¥ 1,793,848
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,603,329	2,346,310
Actual return on plan assets	13,664	250,704
Employer contributions	44,427	74,181
Acquisitions / Divestitures	(93)	47
Benefits paid	(66,539)	(67,913)
Fair value of plan assets at end of fiscal year	2,594,788	2,603,329	2,346,310
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	770,564	798,849
Accrued benefit cost	(17,660)	(17,314)
Net amount recognized	752,904	781,535
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	502,056	478,463
Service cost	12,395	10,169	13,107
Interest cost	14,958	15,359	15,287
Plan participants' contributions	37	28
Acquisitions / Divestitures	(17)
Amendments	64
Actuarial loss (gain)	(28,466)	25,519
Benefits paid	(19,894)	(19,388)
Lump-sum payment	(1,750)	(861)
Translation adjustments and other	(10,303)	(7,233)
Benefit obligation at end of fiscal year	469,080	502,056	478,463
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	542,646	477,479
Actual return on plan assets	(21,353)	75,824
Employer contributions	3,117	16,969
Plan participants' contributions	37	28
Benefits paid	(19,894)	(19,388)
Translation adjustments and other	(11,058)	(8,266)
Fair value of plan assets at end of fiscal year	493,495	542,646	477,479
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	67,821	83,578
Accrued benefit cost	(43,406)	(42,988)
Net amount recognized	24,415	40,590
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	34,347	35,222
Service cost	525	676	990
Interest cost	1,046	1,079	1,229
Plan participants' contributions	452	455
Actuarial loss (gain)	(2,354)	506
Benefits paid	(2,221)	(2,520)
Translation adjustments and other	(285)	(1,071)
Benefit obligation at end of fiscal year	31,510	34,347	35,222
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	32,466	30,339
Actual return on plan assets	(1,948)	4,890
Employer contributions	102	190
Plan participants' contributions	452	455
Benefits paid	(2,221)	(2,520)
Translation adjustments and other	(593)	(888)
Fair value of plan assets at end of fiscal year	28,258	32,466	¥ 30,339
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	1,372	2,552
Accrued benefit cost	(4,624)	(4,433)
Net amount recognized	¥ (3,252)	¥ (1,881)